Additional disclosures on cash flow information and non-cash activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 51,047		$ 189,468		$ 171,818
Interest Paid	318,342		388,250		517,980
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned	228,009		294,993		229,064
Transfers Of Loans To Other Property	33,997		25,685		26,148
Total loans transferred to foreclosed assets	262,006		320,678		255,212
Transfer Of Portfolio Loans And Leases To Held For Sale 1	448,143		141,378		122,326
Transfer Of Loans Held For Sale To Portfolio Loans 1	27,016		10,325		28,535
Noncash Transfer To Securities From Loans Resulting From Securitization	1,391,594	[1]	1,330,743	[1]	1,101,800	[1]
Trades receivables from brokers and counterparties	71,680		137,542		69,535
Recognition of mortgage servicing rights on securitizations or asset transfers	19,262		18,495		19,971
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	$ 194,514		$ 0		$ 102,353

[1]	Includes loans securitized into trading securities and subsequently sold before year end.